EQUITY ACCOUNTED INVESTMENTS - Schedule Of Fair Value Of Equity Accounted Investments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 43,315	$ 41,327